Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the years ended March 31, 2011, 2012 and 2013, Toyota recognized stock-based compensation expenses for stock options of ¥2,522 million, ¥1,539 million and ¥325 million ($3 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2011 was ¥724 per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

2011
Dividend rate	1.5%
Risk-free interest rate	0.3%
Expected volatility	32%
Expected holding period (years)	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2010	13,716,700	¥5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	4,910	4.55	¥1,065
Granted	—	—
Exercised	(645,000)	3,328
Canceled	(1,036,000)	5,907

Options outstanding at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—
Options exercisable at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

No options were exercised for the years ended March 31, 2011 and 2012. The total intrinsic value of options exercised for the year ended March 31, 2013 was ¥364 million ($4 million).

No cash was received from the exercise of stock options for the years ended March 31, 2011 and 2012. Cash received from the exercise of stock options for the year ended March 31, 2013 was ¥2,147 million ($23 million).

The following table summarizes information for options outstanding and options exercisable at March 31, 2013:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	7,480,000	¥4,068	$43	4.31	7,480,000	¥4,068	$43
5,001 – 7,278	3,369,000	6,774	72	1.89	3,369,000	6,774	72

3,183 – 7,278	10,849,000	4,909	52	3.56	10,849,000	4,909	52